Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RevenueShares ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001384032
Document Creation Date	dei_DocumentCreationDate	Dec. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 02, 2015
Prospectus Date	rr_ProspectusDate	Oct. 28, 2015